Fair Value (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Fair Value [Line Items]
Equity security investment	$ 6,990
Fair Value, Inputs, Level 2 [Member]
Fair Value [Line Items]
Available-for-sale	58,764
Fair Value, Inputs, Level 1 [Member]
Fair Value [Line Items]
Available-for-sale	$ 52,494